Basic and Diluted Earning Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income (loss) available for common shareholders (A)	$ (11,497)	(12,224,000)	14,928,000	3,730,000
Weighted average outstanding shares of common shares (B)	6,948,900	6,948,900	6,948,900	6,948,900
Earnings (losses) per share Basic and diluted (A/B)	$ (1.65)	(1,759)	2,148	537